WESMARK FUNDS
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010

                                 June 5, 2006



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549



RE: WesMark Funds (the "Registrant")
WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Government Bond Fund
(formerly WesMark Bond Fund)
WesMark West Virginia Municipal Bond Fund


            1933 Act File No. 333-16157
            1940 Act File No. 811-07925


Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated May 31, 2005, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 20 on May 31, 2005.

      If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                Very truly yours,



                                                /s/ Todd P. Zerega
                                                Todd P. Zerega
                                                Assistant Secretary